BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Research and development expenses		$ 6,665	$ 7,678	$ 6,393
General and administrative expenses		5,315	6,854	5,784
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses	[1]		107	112
General and administrative expenses	[1]	801	861	1,137
Interested and related parties	[1]	801	968	1,249
Other Interested And Related Parties [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses		70	81	82
General and administrative expenses		298	308	238
Interested and related parties		$ 368	$ 389	$ 320

[1]	Some of the key management personnel are interested parties by virtue of holdings.